Financial Risks	12 Months Ended
Mar. 31, 2016
Notes to Financial Statements
Financial Risks

18 - FINANCIAL RISKS

FOREIGN EXCHANGE RISK

The Company operates internationally, giving rise to significant exposure to market risks from changes in foreign exchange rates. The Company’s financial assets are in the form of cash and cash equivalents held at institutions with high quality credit ratings. A hypothetical 10% change in the value of one Brazilian real expressed in U.S. dollars during the year ended March 31, 2016 would have caused an approximate $37,298 change in the Company’s revenue for the fiscal year 2016. The Company is exposed to exchange risk due to the timing of the movement of funds between subsidiaries and the parent company related to the transfer pricing agreement and the pricing of contracts in non-functional currencies. Financial instruments denominated in foreign currencies that lead to foreign exchange risk when funds are moved include:

Cash and cash equivalents of $472,317 are comprised of $122,798 cash and $349,519 in cash equivalents. The cash equivalents of $349,519 at March 31, 2016 ($748,779 at March 31, 2015, $1,342,291 at March 31, 2014) are comprised of:

Held in Canada:

CIBC Wood Gundy at 1.25% - $81,404 ($105,589 CDN) – No Maturity

Held in Brazil:

Bank Deposit Certificate (CDB) at 8% per annum plus inflation - $268,116 (R$951,777) - No Maturity. Of these deposits $56,538 (R$120,000) are secured by Government Deposit Insurance.

Cash and cash equivalents includes the following amounts in their source currency:

	March 31, 2016	March 31, 2015

Canadian dollars	165,874	405,874
US dollars	17,292	50,441
Brazilian reals	1,161,324	2,094,638

Accounts receivable include the following amounts receivable in their source currency:

	March 31, 2016	March 31, 2015

Canadian dollars	20,113	21,531
US dollars	8,970	7,492
Brazilian reals	120,097	123,796

Accounts payable include the following amounts payable in their source currency:

	March 31, 2016	March 31, 2015

Canadian dollars	9,729	28,648
US dollars	1,661	545
Brazilian reals	-	6,929

Accrued liabilities include the following accruals in their source currency:

	March 31, 2016	March 31, 2015

Canadian dollars	41,674	99,733
Brazilian reals	33,333	27,086

The Company does not use derivative financial instruments to reduce its foreign exchange risk exposure.

CREDIT RISK

The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments. Credit exposure is minimized by dealing with only creditworthy counterparties in accordance with established credit approval policies.

Concentration of credit risk in accounts receivable is indicated below by the percentage of the total balance receivable from customers in the specified geographic area:

	March 31, 2016	March 31, 2015

Canada	27%	27%
North America, excluding Canada	15%	12%
South America	58%	61%
	100%	100%

FAIR VALUE

The carrying values of accounts receivable, accounts payable, available for sale investments and accrued liabilities approximate their fair value due to the relatively short periods to maturity of the instruments.